UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-01434

Lincoln National Variable Annuity Fund A
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copy to:

Colleen E. Tonn, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801

Jeffrey S. Puretz, Esquire
Dechert LLP
1775 Eye Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 260-455-2000

Date of fiscal year-end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

Lincoln National Variable Annuity Fund A

September 30, 2006

	Number of	Fair
	Shares	Value
		(U.S.$)
Common Stock- 97.66%
Basic Materials - 3.75%
Dow Chemical	17,700	$689,946
duPont (E.I.) deNemours	13,600	582,624
Freeport-McMoRan Copper & Gold Class B	7,100	378,146
Lubrizol	8,400	384,132
Steel Dynamics	4,800	242,160
United States Steel	9,100	524,888
		2,801,896
Business Services - 0.84%
Manpower	4,400	269,588
Republic Services Class A	9,000	361,890
		631,478
Capital Goods - 7.92%
Caterpillar	11,100	730,380
General Electric	53,300	1,881,490
Goodrich	14,100	571,332
†Grant Prideco	17,700	673,131
Northrop Grumman	8,000	544,560
Textron	9,300	813,750
United Technologies	11,100	703,185
		5,917,828
Communication Services - 2.17%
Embarq	11,500	556,255
Verizon Communications	28,800	1,069,344
		1,625,599
Consumer Discretionary - 5.16%
Abercrombie & Fitch Class A	7,500	521,100
Best Buy	14,750	790,010
†Coach	16,900	581,360
Federated Department Stores	9,000	388,890
Gap	23,600	447,220
NIKE	5,300	464,386
†Urban Outfitters	24,200	428,098
Wal-Mart Stores	4,800	236,736
		3,857,800
Consumer Services - 1.61%
Marriott International Class A	12,200	471,408
McDonald's	18,700	731,544
		1,202,952
Consumer Staples - 7.32%
Altria Group	4,900	375,095
CVS	22,800	732,336
Fortune Brands	9,300	698,523
Kellogg	5,800	287,216
Kimberly-Clark	7,400	483,664
PepsiCo	18,700	1,220,362
Procter & Gamble	27,085	1,678,728
		5,475,924
Credit Cyclicals - 0.61%
D.R. Horton	19,100	457,445
		457,445
Energy - 7.86%
ConocoPhillips	11,500	684,595
EOG Resources	7,000	455,350
Exxon Mobil	30,000	2,013,000
Massey Energy	9,800	205,212
†National Oilwell Varco	8,100	474,255
†Newfield Exploration	11,400	439,356
Occidental Petroleum	14,600	702,406
St. Mary Land & Exploration	6,600	242,286
Tidewater	7,000	309,330
†Transocean	4,800	351,504
		5,877,294
Financials - 22.85%
†Affiliated Managers Group	5,300	530,583
Allstate	9,400	589,662
American International Group	14,500	960,770
Bank of America	39,000	2,089,230
Berkley (W.R.)	11,025	390,175
Capital One Financial	3,750	294,975
CIT Group	9,300	452,259
Citigroup	41,800	2,076,206
Everest Re Group	3,900	380,367
Freddie Mac	8,700	577,071
Hanover Insurance Group	6,500	290,095
JPMorgan Chase	29,600	1,390,016
Mellon Financial	19,100	746,810
Merrill Lynch	12,700	993,394
MetLife	8,200	464,776
Morgan Stanley	14,200	1,035,322
North Fork Bancorporation	15,400	441,056
PMI Group	8,400	368,004
Prudential Financial	7,100	541,375
U.S. Bancorp	24,200	803,924
UnitedHealth Group	19,700	969,240
†WellPoint	9,000	693,450
		17,078,760
Health Care - 11.67%
Abbott Laboratories	14,700	713,832
†Amgen	15,500	1,108,715
Biomet	7,400	238,206
†Express Scripts Class A	7,300	551,077
†Genentech	6,700	554,090
†Gen-Probe	7,200	337,608
†Gilead Sciences	8,500	583,950
Johnson & Johnson	22,600	1,467,644
Medtronic	13,200	613,008
Pfizer	40,300	1,142,908
Quest Diagnostics	6,100	373,076
†Vertex Pharmaceuticals	6,800	228,820
Wyeth	15,900	808,356
		8,721,290
Media - 3.51%
CBS Class B	11,000	309,870
†Comcast Class A	9,400	346,390
†Comcast Special Class A	6,500	239,265
Disney (Walt)	19,600	605,836
Time Warner	39,400	718,262
†Viacom Class B	10,950	407,121
		2,626,744
Real Estate - 1.06%
Developers Diversified Realty	7,200	401,472
ProLogis	6,800	388,008
		789,480
Technology - 17.45%
†Adobe Systems	6,900	258,405
Applied Materials	42,100	746,433
†BEA Systems	27,600	419,520
†Cisco Systems	51,300	1,179,900
†Corning	21,900	534,579
†Dell	13,900	317,476
†EMC	39,900	478,002
†Google Class A	1,700	683,230
Hewlett-Packard	24,200	887,898
Intel	57,300	1,178,661
International Business Machines	15,200	1,245,488
Microsoft	66,200	1,809,246
Motorola	30,000	750,000
National Semiconductor	19,000	447,070
†Oracle	22,800	404,472
QUALCOMM	18,800	683,380
†Tellabs	27,600	302,496
Texas Instruments	21,600	718,200
		13,044,456
Transportation - 1.11%
FedEx	3,200	347,776
Norfolk Southern	11,000	484,550
		832,326
Utilities - 2.77%
Dominion Resources	8,100	619,569
Edison International	10,900	453,876
PPL	11,800	388,220
TXU	9,700	606,444
		2,068,109
Total Common Stock (cost $52,321,999)		73,009,381
	Principal
	Amount (U.S.$)
≠Commercial Paper- 2.02%
Rabobank USA Finance 5.354% 10/2/06	$1,510,000	1,509,776
Total Commercial Paper (cost $1,509,776)		1,509,776
Total Market Value of Securities - 99.68%
(cost $53,831,775)		74,519,157
Receivables and Other Assets Net of Liabilities (See Notes) - 0.32%		238,140
Net Assets - 100.00%		$74,757,297

†Non-income producing security for the period ended September 30, 2006.
≠The interest rate shown is the effective yield as of the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln National Variable Annuity Fund A (the “Fund”).

Investments - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Managers.

Federal Income Taxes - Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Income - Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves - Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%. Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases from operations during the reporting period. Actual results could differ from those estimates.

Item 2. Controls and Procedures

(a)  The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln National Variable Annuity Fund A
(Registrant)

By:  /s/ Kelly D. Clevenger
Kelly D. Clevenger
President
(Signature and Title)

Date:  November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kelly D. Clevenger
Kelly D. Clevenger
President
(Signature and Title)

Date:  November 21, 2006

By:  /s/ William P. Flory
William P. Flory
Chief Accounting Officer
(Signature and Title)

Date:  November 21, 2006